DIVIDEND GROWTH TRUST

58 Riverwalk Boulevard

Building 2, Suite A

Ridgeland, South Carolina 29936

January 28, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, DC 20549

RE:	The Registration Statement of Dividend Growth Trust (“Trust”) (File Nos. 333-83951 and 811-09497) on Form N-1A with respect to the Rising Dividend Growth Fund (“Fund”), a series of the Trust.

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find Post-Effective Amendment No. 18 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 20 to the Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, the “Amendment”). The Amendment, which is being filed pursuant to the 1933 Act and Rule 485(b) thereunder, the 1940 Act, and Regulation S-T.

The Amendment is being filed for the purpose of updating the Trust financial information, incorporating modifications to the Fund’s prospectus and statement of additional information in response to comments provided by the Securities and Exchange Commission staff on Post-Effective Amendment No. 16 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 18 to the Registration Statement under the 1940 Act, and to make other minor and conforming changes. In accordance with Rule 485(b)(4), we hereby represent that, based on our review of the Amendment, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

If you have any questions concerning the foregoing, please contact the undersigned at (816) 983-8177 or john.lively@huschblackwell.com.

Sincerely,

/s/ John H. Lively

John H. Lively

Husch Blackwell Sanders LLP

4801 Main Street, Suite 1000

Kansas City, MO 64112

cc:	Carol Highsmith

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208